Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment, Net [Abstract]
Property, Plant and Equipment, Net
8.	Property and Equipment, Net

	As of December 31,
	2020	2021
	RMB	RMB	US$

Office equipment	1,545	2,511	394
Machinery and electronic equipment	11,513	22,547	3,538
Transportation equipment	3,310	3,643	572
Leasehold improvements	15,017	30,250	4,746
Construction in progress	11,976	1,720	270

	43,361	60,671	9,520
Less: accumulated depreciation	(22,492)	(25,223)	(3,958)
Less: accumulated impairment	—	(1,627)	(255)

	20,869	33,821	5,307

For

the years ended December 31, 2019, 2020 and 2021, the Group recorded depreciation expense of RMB5,488, RMB5,785 and RMB7,427 (US$1,165), respectively.